CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following table provides a reconciliation of cash and restricted cash reported within the consolidated balance sheets to the total of such amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2023	2022
Cash	$2,009,687	$5,895,565
Restricted cash - current	1,567,500	-
Restricted cash - non-current	420,000	1,500,000
Total Cash and Restricted cash	$3,997,187	$7,395,565